4. PURCHASE - ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER (Details 1) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 07, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenue	$ 1,099,455	$ 2,256,806		$ 2,597,266	$ 4,639,642	$ 8,537,676	$ 4,858,976
Cost of Goods Sold	983,996	1,756,355		2,088,190	3,619,313	7,172,376	4,005,863
Gross Profit	115,459	500,451		509,076	1,020,329	1,365,300	853,113
General and administrative expenses	698,126	1,774,704		1,483,328	4,761,293	4,405,503	3,163,007
Loss from operations	(582,667)	(1,274,253)		(974,252)	(3,740,964)	(6,486,070)	(10,942,711)
Other income (expense)
Warrant expense	0	0		0	0	2,721,600	1,469,184
Loss on extinguishment of debt	0	0		0	0	0	(960,750)
Change in fair value of derivatives	1,457,139	21,196,752		48,894	(13,310,855)	(16,252,823)	(3,701,078)
Interest expense, net	(177,499)	(690,286)		(361,553)	(35,189,917)	(64,073,997)	(5,275,749)
Net loss	$ (1,384,277)	$ 19,232,213		$ (3,368,161)	$ (52,241,736)	$ (86,626,099)	$ (21,380,138)
Net loss per share (basic and diluted)	$ (0.00)	$ 0.02		$ (0.00)	$ 0.07	$ (0.10)	$ (0.04)
Weighted average shares outstanding (basic and diluted)	880,624,989	815,774,163		879,987,919	795,525,268	834,503,868	593,034,653
As Reported
Net revenue			$ 1,625,625
Cost of Goods Sold			1,196,277
Gross Profit			429,348
General and administrative expenses			2,007,464
Loss from operations			(1,578,116)
Other income (expense)
Warrant expense			(250,000)
Loss on extinguishment of debt			(2,750)
Change in fair value of derivatives			(169,753)
Interest expense, net			(799,310)
Net loss			$ (2,799,929)
Net loss per share (basic and diluted)			$ (0.01)
Weighted average shares outstanding (basic and diluted)			500,801,583
RMH/ EGC As Reported
Net revenue			$ 1,635,143
Cost of Goods Sold			1,127,113
Gross Profit			508,030
General and administrative expenses			475,839
Loss from operations			$ 32,191
Other income (expense)
Warrant expense
Loss on extinguishment of debt
Change in fair value of derivatives
Interest expense, net
Net loss			$ 32,191
Net loss per share (basic and diluted)			$ 0
Weighted average shares outstanding (basic and diluted)			6,815,310
Combined Pro-Forma
Net revenue			$ 3,260,768
Cost of Goods Sold			2,323,390
Gross Profit			937,378
General and administrative expenses			2,483,303
Loss from operations			(1,545,925)
Other income (expense)
Warrant expense			(250,000)
Loss on extinguishment of debt			(2,750)
Change in fair value of derivatives			(169,753)
Interest expense, net			(799,310)
Net loss			$ (2,767,738)
Net loss per share (basic and diluted)			$ (0.01)
Weighted average shares outstanding (basic and diluted)			507,616,893